ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2011
Organization and Business Operations [Abstract]
Nature of Operations [Text Block]

1.	ORGANIZATION AND BUSINESS OPERATIONS

The consolidated financial statements include the financial statements of China TopReach Inc. (the “Company” or “China TopReach”), its subsidiaries and variable interest entities (“VIE”). The Company, its subsidiaries and VIE are collectively referred to as the “Group”. The Group is engaged in publishing and advertising activities in the People’s Republic of China ("PRC" or “China”).

Reverse acquisition in 2009

The Company was incorporated in the Cayman Islands on May 3, 2006 as a blank check company for the purpose of effecting a recapitalization, stock exchange, asset acquisition, reorganization or other similar business combination or contractual arrangements with one or more operating businesses.

The Company entered into a Share Purchase Agreement (the “SPA”) dated December 16, 2008 to acquire Olympia Media Holdings Limited, a British Virgin Islands company (“OMH”). OMH was a leading privately owned aggregator and operator of print media businesses in China. OMH has direct ownership in 2 wholly-owned subsidiaries. Through ownership of these two subsidiaries, OMH also consolidates 100% of other indirectly-owned entities and a VIE. Following the completion of the transaction described below, OMH became a wholly owned subsidiary of the Company.

On January 27, 2009, the Company acquired all of the issued and outstanding common stock of OMH. For accounting purposes, the acquisition has been treated as a recapitalization. The consolidated financial statements prepared in previous years following the recapitalization were thus issued under the name of the Company (the accounting acquiree), which is also known as the legal parent, but as a continuation of the financial statements they are those of OMH (the accounting acquirer), with one required adjustment to retroactively adjust OMH’s legal capital to reflect that of the Company. The historical financial statements presented herein prior to the recapitalization are those of OMH as if the acquisition had occurred at the beginning of the earliest period presented.

Pursuant to the terms of the SPA and its amendment dated on January 13, 2009, the Company acquired all of OMH’s shares of common stock issued and outstanding for a consideration of US$6 million in cash and by the issuance of 6,259,000 ordinary shares. Subsequent to the board meeting held on October 10, 2009, the Company issued 1,200,000 ordinary shares to the former shareholders of OMH as settlement for consideration of US$6 million in cash. Such shares (aggregating 7,459,000 shares) have been retroactively accounted for as part of the reverse acquisition and have been reflected as issued at the beginning of the earliest period presented.

Original and revised earn-out share arrangement

Under the terms of an original SPA, on an all-or-none basis, if, on a consolidated basis, the Group achieves or exceeds the specified net income for the fiscal years ending December 31, 2009, 2010, 2011 and 2012, additional ordinary shares of 2,000,000, 2,500,000, 2,500,000 and 2,500,000 respectively, i.e. 9,500,000 shares in total, shall be issued by the Company.

However, due to the additional risk assumed by the OMH shareholders including Topbig International Development Limited (“Topbig International”), Blazing Sun Holdings Limited (“Blazing Sun”) and Keep Profit International Capital Limited (“Keep Profit”) in providing collaterals to facilitate the consummation of the Private Placement, the earn-out arrangement was revised to waive the net income target requirement and the Company released 5,500,000 shares out of the 9,500,000 Earn-out Shares to Topbig International (3,309,813 shares), Blazing Sun (1,530,712 shares) and Keep Profit (659,475 shares) on February 12, 2010.

Considering the impact of the global financial crisis and the fact that certain OMH shareholders did not participate in the Share Subscription Agreement, the relevant parties agreed to further amend the SPA on June 23, 2010 and pursuant to the amended SPA, the Company agreed to allocate and issue an aggregate of 2,000,000 of the remaining 4,000,000 Earn-out shares to the OMH shareholders on April 24, 2010, regardless of whether any profit targets in any year had been achieved by the Company. Following such issuance, there will still be 2,000,000 Earn-out shares remaining for potential issuance and allotment. 1,000,000 shares will be allotted and issued by the Company to the OMH shareholders for each of the 2011 and 2012 financial year conditionally upon the achievement of profit targets by the Company of RMB 278.8 million (approximately $43 million) in 2011 and RMB 394.4 million (approximately $62 million) in 2012. No earnout shares were issued and allotted for the 2011 financial year as the profit target is not achieved by the Company.

In addition, to eliminate any statement of operations effect upon the profit targets resulted from the Private Placement (defined below), the Company agreed to grant a special concession in the calculation of net income used to determine whether the profit targets are achieved, by excluding all expenses resulting from any fund-raising activities carried out by the Group since the effective date of the recapitalization.

Spin-off of ShiFang Holding Limited in 2010

ShiFang Holding Limited (“ShiFang”) was incorporated in the Cayman Islands on December 9, 2009 as a wholly owned subsidiary of China TopReach to serve as the holding company of OMH and its subsidiaries.  ShiFang plans to use the proceeds from the Private Placement to continue to develop relationships with additional metro newspapers in the PRC and to fund its working capital needs.

In 2010, for the purposes of the spin-off and separate listing (the “Spin-off”) of ShiFang, ShiFang and its subsidiaries (collectively, the “ShiFang Group”) underwent and completed a reorganization (the “ShiFang Reorganization”). In preparation for the listing of ShiFang’s shares on the Hong Kong Stock Exchange, the publishing and advertising businesses underwent a group reorganization, pursuant to which the companies engaged in the publishing and advertising businesses of the Group were transferred to ShiFang. The Reorganization involved the followings:

-	On December 9, 2009, ShiFang was incorporated with one issued share capital of HK$0.1 allotted and issued to the Company.

-	Pursuant to an agreement on January 14, 2010, certain shareholders of the Company, namely: TopBig International, Blazing Sun and Keep Profit transferred its equity interest in the Company to ShiFang in exchange for 80,000,000 new ShiFang shares. 42,998,170 shares 15,859,804 shares and 21,142,026 shares to TopBig International, Blazing Sun and Keep Profit, respectively.

-	On the same date, 319,999,999 shares are issued and allotted to the Company and they are credited as fully paid pursuant to the capitalization issue immediately following the issue of new shares to TopBig International, Blazing Sun and Keep Profit.

-	Pursuant to an agreement dated January 18, 2010, the Company transferred its entire equity interests in OMH in exchange for US$ 50,000. Therefore, ShiFang became the holding company of OMH.

-	On February 12, 2010, ShiFang has completed a US$35 million equity private placement (the “Private Placement”) by issuing 149,123,121 shares to four institutional investors (the “Investors”). The Investors namely, CCB International Asset Management Limited, Sinochem Europe Capital Corporation Ltd, Templeton Strategic Emerging Markets Fund III, LDC and New World Strategic Investment Limited, acquired an aggregate 27.16% equity interest in ShiFang in the Private Placement.

-	As a result of the above issue of shares and private placement, the Company’s interest in ShiFang was diluted to 58.27%.

On December 3, 2010, ShiFang was listed (the “ShiFang Listing”) on the Main Board of The Stock Exchange of Hong Kong Limited (the “Stock Exchange”), pursuant to which 183,042,000 new shares of HK$0.1 each were issued by ShiFang in the global offering. The Group has raised gross proceeds of approximately US$ 71.6 million from the global offering and the costs associated with the offering amounted to approximately US$ 18.2 million. Upon listing of ShiFang, the Group’s interest in ShiFang was further diluted to 43.71%. In the opinion of the Company’s Board of Directors, ShiFang shall continue be a subsidiary of the Group as the Company can exercise control on ShiFang’s operation and Board of Directors. There are more than half of the directors in ShiFang’s Board assigned by the Company and who will represent the Company to make unanimous decision in ShiFang. Therefore, the Company has the power to cast majority votes in ShiFang’s Board of Directors and the power to govern ShiFang’s financial and operating policies.

As the above change in the Company’s ownership interest in ShiFang did not result in a loss of control and is thus accounted for as an equity transaction. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Company.

Deemed acquisition of additional equity interests in ShiFang in 2011

As at December 31, 2011, the Group’s interest in ShiFang was increased from 43.71% to 44.45% as a result of repurchase and cancellation of 12,223,000 shares by ShiFang during the year ended December 31, 2011. In the opinion of the Company’s Board of Directors, ShiFang shall continue be a subsidiary of the Group as the Company can still exercise control on ShiFang’s operation and Board of Directors during the year.